HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
HEDGING ACTIVITIES
HEDGING ACTIVITIES
Derivative financial instruments
The Group utilises derivative financial instruments to mitigate its exposure to certain market risks associated with its ongoing operations. The primary risks that it seeks to manage through the use of derivative financial instruments include currency exchange risk, commodity price risk and interest rate risk. All derivative financial instrument assets and liabilities are recorded at fair value on the consolidated statement of financial position. The Group does not use derivative financial instruments for trading or speculative purposes and all hedge ratios are on a 1:1 basis. At the inception of a hedge transaction the Group documents the relationship between the hedging instrument and the hedged item, as well as its risk management objective and strategy for undertaking the hedge transaction. This process includes linking the derivative financial instrument designated as a hedging instrument to the specific asset, liability, firm commitment or forecasted transaction. Further information on the Group’s risk management strategy and objective can be found in Note 22. Both at the hedge inception and on an ongoing basis, the Group assesses and documents whether the derivative financial instrument used in the hedging transaction is highly effective in maintaining the risk management objective. Where critical terms match, the Group uses a qualitative assessment to ensure initial and ongoing effectiveness criteria. Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated, exercised, or no longer qualifies for hedge accounting. At that time, any cumulative gain or loss on the hedging instrument recognised in equity is retained in equity until the forecasted transaction occurs. If the hedged transaction is no longer expected to occur, the net cumulative gain or loss recognised in equity is transferred to the income statement.
While certain derivative financial instruments are designated as hedging instruments, the Group also enters into derivative financial instruments that are designed to hedge a risk but are not designated as hedging instruments (referred to as an economic hedge or a non-designated hedge). The decision regarding whether or not to designate a hedge for hedge accounting is made by management considering the size, purpose and tenure of the hedge, as well as the anticipated ability to achieve and maintain the Group’s risk management objective. Refer to Note 1 for further details on the adoption of IFRS 9.
The Group is exposed to counterparty credit risk on all of its derivative financial instruments. It has established and maintained strict counterparty credit guidelines and enters into hedges only with financial institutions that are investment grade or better. It continuously monitors counterparty credit risk and utilises numerous counterparties to minimise its exposure to potential defaults. It does not require collateral under these agreements.
The following table summarises the fair value of the assets and liabilities related to derivative financial instruments and the respective line items in which they were recorded in the consolidated statement of financial position as at the dates presented. All derivative instruments are classified as Level 2 within the fair value hierarchy. Discussion of the Group’s other financial assets and liabilities is contained elsewhere in these financial statements. Refer to Note 7 for trade accounts receivable, Note 12 for trade and other payables, Note 11 for borrowings and Note 17 for amounts receivable and payable with related parties.

		31 December 2018	31 December 2017
Hedging instrument	Location – statement of financial position	€ million	€ million
Assets:
Derivatives designated as hedging instruments:
Foreign currency contracts	Non-current derivative assets	1	1
Foreign currency contracts	Current derivative assets	9	12
Commodity Contracts	Current derivative assets	3	—
	Total	13	13
Derivatives not designated as hedging instruments:
Commodity contracts	Non-current derivative assets	1	1
Commodity contracts	Current derivative assets	1	8
	Total	2	9
Total Assets		15	22
Liabilities:
Derivatives designated as hedging instruments:
Foreign currency contracts	Non-current derivative liabilities	49	93
Commodity Contracts	Non-current derivative liabilities	1	—
Foreign currency contracts	Current derivative liabilities	1	—
Commodity contracts	Current derivative liabilities	17	—
	Total	68	93
Derivatives not designated as hedging instruments:
Commodity contracts	Non-current derivative liabilities	1	—
Commodity contracts	Current derivative liabilities	2	1
	Total	3	1
Total Liabilities		71	94

Cash flow hedges
The Group uses cash flow hedges to mitigate its exposure to changes in cash flows attributable to currency fluctuations and commodity price fluctuations associated with certain forecasted transactions, including purchases of raw materials, finished goods and services denominated in non-functional currencies, the receipt of interest and principal on intercompany loans denominated in non-functional currencies and the payment of interest and principal on debt issuances in non-functional currencies. Effective changes in the fair value of these cash flow hedging instruments are recognised as a component of other reserves on the consolidated statement of financial position. The effective changes are then recognised within the line item on the consolidated income statement that is consistent with the nature of the underlying hedged item in the period that the forecasted purchases or payments impact earnings. Any changes in the fair value of these cash flow hedges that are the result of ineffectiveness are recognised immediately in the line item on the consolidated income statement that is consistent with the nature of the underlying hedged item. Historically, the Group has not experienced, nor does it expect to experience material hedge ineffectiveness with the value of the hedged instrument equalling that of the hedged item.
The net notional amount of outstanding currency related cash flow hedges was €1.3 billion as at 31 December 2018 and €1.2 billion as at 31 December 2017. The net notional amount of outstanding commodity related cash flow hedges was €0.2 billion as at 31 December 2018 and nil as at 31 December 2017. Outstanding cash flow hedges as at 31 December 2018 are expected to settle and affect profit or loss between 2019 and 2021.
The following table summarises the Group’s outstanding cash flow hedges by risk category as at the dates presented (all contracts denominated in a foreign currency have been converted into euros using the respective year end spot rate):

	Notional maturity profile
	Total	Less than one year	1 to 3 years	3 to 5 years
Cash flow hedges	€ million	€ million	€ million	€ million
Foreign currency	1,221	236	22	963
As at 31 December 2016	1,221	236	22	963
Foreign currency	1,214	196	526	492
As at 31 December 2017	1,214	196	526	492
Foreign currency	1,255	227	1,028	—
Commodity	237	212	25	—
As at 31 December 2018	1,492	439	1,053	—

The Group recognised within other comprehensive income €33 million net gains, €116 million net losses and €44 million net gains for the years ended 31 December 2018, 31 December 2017 and 31 December 2016 respectively, related to changes in the fair values of outstanding cash flow hedges. The amount of ineffectiveness associated with these cash flow hedges was not material during any year presented within these financial statements.
The following table summarises the net of tax effect for cash flow hedges that settled for the periods presented within the consolidated income statement:

		Amount of gain (loss) reclassified from the hedging reserve into profit
		31 December 2018	31 December 2017	31 December 2016
Cash flow hedging instruments	Location – income statement	€ million	€ million	€ million
Foreign currency contracts	Cost of sales	4	7	5
Foreign currency contracts	Selling and distribution expenses	—	—	(1)
Foreign currency contracts(A)	Non-operating items	43	(123)	49
Total		47	(116)	53

(A) The gain/(loss) recognised on these currency contracts is offset by the gain/(loss) recognised on the remeasurement of the underlying debt instruments; therefore, there is a minimal consolidated net effect in non-operating items on the consolidated income statement.

Non-designated hedges
The Group periodically enters into derivative instruments that are designed to hedge various risks but are not designated as hedging instruments. These hedged risks include those related to commodity price fluctuations associated with forecasted purchases of aluminium, sugar, components of PET (plastic) and vehicle fuel. At times, it also enters into other short-term non-designated hedges to mitigate its exposure to changes in cash flows attributable to currency fluctuations associated with short-term intercompany loans and certain cash equivalents denominated in non-functional currencies. Changes in the fair value of outstanding non-designated hedges are recognised each reporting period in the line item on the consolidated income statement that is consistent with the nature of the hedged risk.
The notional amount of outstanding non-designated commodity hedges was €31 million and €132 million as at 31 December 2018 and 31 December 2017, respectively. Outstanding commodity hedges as at 31 December 2018 are expected to settle and affect profit or loss between 2019 and 2020.
The notional amount of outstanding non-designated short-term foreign currency contracts associated with intercompany loans was €57 million and €59 million as at 31 December 2018 and 31 December 2017, respectively. Outstanding non-designated foreign currency hedges as at 31 December 2018 are expected to settle and affect profit or loss during 2019.
The following table summarises the gains (losses) recognised from non-designated derivative financial instruments in the consolidated income statement for the years presented:

		31 December 2018	31 December 2017	31 December 2016
Non-designated hedging instruments	Location – income statement	€ million	€ million	€ million
Commodity contracts	Cost of sales	1	20	8
Commodity contracts	Selling and distribution expenses	—	(2)	10
Foreign currency contracts(A)	Non-operating items	(4)	13	17
Total		(3)	31	35
(A) The gain (loss) recognised on these currency contracts is offset by the gain (loss) recognised on the remeasurement of the underlying hedged items; therefore, there is a minimal consolidated net effect in non-operating items on the consolidated income statement.

Net investment hedges
Prior to the Merger, the Group entered into foreign currency forwards, options and foreign currency denominated borrowings designated as net investment hedges of its foreign subsidiaries. Changes in the fair value of these hedges resulting from currency exchange rate changes are recognised as a component of other reserves on the consolidated statement of financial position to offset the change in the carrying value of the net investment being hedged. Any changes in the fair value of these hedges that are the result of ineffectiveness are recognised immediately in operating profit on the consolidated income statement. All outstanding net investment hedges were settled prior to the Merger. Although the Group had no net investment hedges in place as at 31 December 2018 or 31 December 2017, it continues to monitor its exposure to currency exchange rates and may enter into future net investment hedges as a result of volatility in the functional currencies of certain of its subsidiaries.
The Group recognised within other comprehensive income €44 million in net losses for the year 31 December 2016 related to net investment hedges. As a result of US tax law changes, in 2017, the Group recognised a deferred tax benefit of €27 million in other reserves related to the deferred gain on net investment hedges.